Shareholders' Equity and Minimum Regulatory Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated [Member]
Tier 1 Capital (to Average Assets)
Actual, Tier 1 Capital (to Average Assets)	13.70%	12.60%
Actual Tier 1 Capital (to Average Assets) amount	$ 964,309	$ 802,820
Tier 1 Capital (to Risk Weighted Assets)
Actual, Tier 1 Capital (to Risk Weighted Assets)	19.90%	19.30%
Actual Tier 1 Capital (to Risk Weighted Assets) amount	964,309	802,820
Total Capital (to Risk Weighted Assets)
Actual, Total Capital (to Risk Weighted Assets)	21.20%	20.20%
Actual Total Capital (to Risk Weighted Assets) amount	1,025,545	841,465
Consolidated [Member] | Minimum [Member]
Tier 1 Capital (to Average Assets)
Well Capitalized Requirement, Tier 1 Capital (to Average Assets)
Adequately Capitalized Requirement, Tier 1 Capital (to Average Assets)	4.00%	4.00%
Well Capitalized Requirement Tier 1 Capital (to Average Assets) amount
Adequately Capitalized Requirement Tier 1 Capital (to Average Assets) amount	282,575	255,831
Tier 1 Capital (to Risk Weighted Assets)
Well Capitalized Requirement, Tier 1 Capital (to Risk Weighted Assets)
Adequately Capitalized Requirement, Tier 1 Capital (to Risk Weighted Assets)	4.00%	4.00%
Well Capitalized Requirement Tier 1 Capital (to Risk Weighted Assets) amount
Adequately Capitalized Requirement Tier 1 Capital (to Risk Weighted Assets) amount	193,640	166,281
Total Capital (to Risk Weighted Assets)
Well Capitalized Requirement, Total Capital (to Risk Weighted Assets)
Adequately Capitalized Requirement, Total Capital (to Risk Weighted Assets)	8.00%	8.00%
Well Capitalized Requirement Total Capital (to Risk Weighted Assets) amount
Adequately Capitalized Requirement Total Capital (to Risk Weighted Assets) amount	387,281	332,561
Capital Bank, NA [Member]
Tier 1 Capital (to Average Assets)
Actual, Tier 1 Capital (to Average Assets)	12.00%	10.40%
Actual Tier 1 Capital (to Average Assets) amount	850,472	650,902
Tier 1 Capital (to Risk Weighted Assets)
Actual, Tier 1 Capital (to Risk Weighted Assets)	17.60%	15.80%
Actual Tier 1 Capital (to Risk Weighted Assets) amount	850,472	650,902
Total Capital (to Risk Weighted Assets)
Actual, Total Capital (to Risk Weighted Assets)	18.80%	16.70%
Actual Total Capital (to Risk Weighted Assets) amount	911,528	689,350
Capital Bank, NA [Member] | Minimum [Member]
Tier 1 Capital (to Average Assets)
Well Capitalized Requirement, Tier 1 Capital (to Average Assets)	5.00%	5.00%
Adequately Capitalized Requirement, Tier 1 Capital (to Average Assets)	4.00%	4.00%
Actual, Tier 1 Capital (to Average Assets)	10.00%
Well Capitalized Requirement Tier 1 Capital (to Average Assets) amount	353,323	312,765
Adequately Capitalized Requirement Tier 1 Capital (to Average Assets) amount	282,659	250,212
Tier 1 Capital (to Risk Weighted Assets)
Well Capitalized Requirement, Tier 1 Capital (to Risk Weighted Assets)	6.00%	6.00%
Adequately Capitalized Requirement, Tier 1 Capital (to Risk Weighted Assets)	4.00%	4.00%
Actual, Tier 1 Capital (to Risk Weighted Assets)	11.00%
Well Capitalized Requirement Tier 1 Capital (to Risk Weighted Assets) amount	290,349	247,673
Adequately Capitalized Requirement Tier 1 Capital (to Risk Weighted Assets) amount	193,566	165,115
Total Capital (to Risk Weighted Assets)
Well Capitalized Requirement, Total Capital (to Risk Weighted Assets)	10.00%	10.00%
Adequately Capitalized Requirement, Total Capital (to Risk Weighted Assets)	8.00%	8.00%
Actual, Total Capital (to Risk Weighted Assets)	12.00%
Well Capitalized Requirement Total Capital (to Risk Weighted Assets) amount	483,915	412,788
Adequately Capitalized Requirement Total Capital (to Risk Weighted Assets) amount	$ 387,132	$ 330,230